RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Trade accounts receivable	$ 320	$ 246
Trade accounts payable	89	38
Revenues	1,664	1,240	$ 769
Purchases, general and administrative expenses	$ 684	$ 489	$ 550